Subsequent Events	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Subsequent Event [Line Items]
Subsequent Events
Subsequent Events

Subsequent events have been evaluated through March 16, 2018, the date these combined annual financial statements were issued or were available to be issued, and May 16, 2018, the date the unaudited interim combined financial statements were originally issued, and have been evaluated for disclosures and subsequent events occurring after such date through November 14, 2018, which is the date these financial statements were available for issuance. No material subsequent events have occurred that require recognition or disclosure in these combined financial statements.